Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock
Diluted weighted average shares outstanding	14,349,106	25,845,423	15,603,598	25,845,423	25,873,722	25,732,064
Diluted net income (loss) per common stock	$ (0.02)	$ 0.05	$ (0.07)	$ 0.09	$ 0.14	$ 0.03
Class B Common Stock
Diluted weighted average shares outstanding		8,615,141		8,615,141	6,184,019	8,577,355
Diluted net income (loss) per common stock		$ 0.05		$ 0.09	$ 0.14	$ 0.03